Putnam
International
Fund

SEMIANNUAL REPORT ON PORTFOLIO AND PERFORMANCE

2-29-00


[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/29/00. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/00.




The fund's portfolio
February 29, 2000 (Unaudited)

COMMON STOCKS (100.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia (2.4%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  AMP Ltd.                                                                               $       18,282
              1,219  Broken Hill Proprietary Co., Ltd.                                                              12,123
              2,079  Coles Myer Ltd.                                                                                 8,762
              1,000  Commonwealth Bank of Australia                                                                 15,445
              1,000  National Australia Bank, Ltd.                                                                  13,225
                400  News Corp. Ltd. ADR                                                                            23,325
              6,000  Pioneer International Ltd.                                                                     16,093
              1,000  Rio Tinto Ltd.                                                                                 14,399
              5,085  Westpac Banking Corp.                                                                          32,682
                                                                                                            --------------
                                                                                                                   154,336

Austria (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                200  VA Technolgies AG                                                                              11,869

Belgium (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                 50  Electrabel S.A.                                                                                13,565

Canada (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                386  Laurasia Resources Ltd.                                                                         4,738

Denmark (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                400  Danisco A/S                                                                                    12,214
                300  GN Store Nord                                                                                  20,075
                200  Tele Danmark A/S                                                                               16,476
                                                                                                            --------------
                                                                                                                    48,765

Finland (3.6%)
--------------------------------------------------------------------------------------------------------------------------
                900  Oy Nokia AB Class A                                                                           180,059
                700  Sampo Insurance Co., Ltd. Class A                                                              24,018
                300  Sonera Group OYJ                                                                               23,225
                                                                                                            --------------
                                                                                                                   227,302

France (12.6%)
--------------------------------------------------------------------------------------------------------------------------
                100  Alcatel Alsthom CGE S.A.                                                                       23,505
              1,175  Aventis S.A.                                                                                   60,984
                400  Axa S.A.                                                                                       50,451
                619  Banque Nationale de Paris                                                                      49,058
                 50  Bouygues S.A.                                                                                  41,801
                200  Carrefour Supermarche S.A.                                                                     30,445
                300  Coflexip S.A.                                                                                  26,733
                400  France Telecom S.A.                                                                            64,755
                160  Groupe Danone                                                                                  32,289
                 10  Havas Advertising S.A.                                                                          5,412
                 50  L'OREAL                                                                                        33,344
                200  Lafarge Coppee                                                                                 14,981
                314  Michelin Corp. Class B                                                                          9,842
                 10  Promodes                                                                                        9,085
                 50  Publicis S.A.                                                                                  25,564
                600  Sanofi-Synthelabo S.A. (NON)                                                                   23,190
                200  Schneider S.A.                                                                                 12,951
                213  Societe Generale                                                                               44,323
                200  STMicroelectronics N.V.                                                                        39,820
                 40  Television Francaise I (TF1)                                                                   26,096
                537  Total S.A. Class B                                                                             71,364
                200  Total Fina S.A. ADR (NON)                                                                      13,425
                750  Vivendi                                                                                        88,435
                                                                                                            --------------
                                                                                                                   797,853

Germany (7.8%)
--------------------------------------------------------------------------------------------------------------------------
                130  Allianz Versicherungs AG                                                                       45,509
                200  BASF AG                                                                                         9,153
              1,000  Bayer AG                                                                                       41,801
              1,200  Bayerische Motoren Werke (BMW) AG                                                              30,851
                100  Bayerische Vereinsbank AG                                                                       5,470
                 71  Celanese AG (NON)                                                                               1,414
                400  DaimlerChrysler AG                                                                             27,217
                805  Deutsche Bank AG                                                                               68,000
              1,200  Deutsche Telekom AG                                                                           100,787
                 40  SAP AG                                                                                         25,129
                500  Siemens AG                                                                                     89,643
                700  Veba (Vereinigte Elektrizitaets Bergwerks) AG                                                  31,392
                400  Volkswagon AG                                                                                  16,121
                                                                                                            --------------
                                                                                                                   492,487

Hong Kong (2.1%)
--------------------------------------------------------------------------------------------------------------------------
             11,000  Bank of East Asia, Ltd.                                                                        25,866
              3,000  Cathay Pacific Airways                                                                          4,163
              1,000  Cheung Kong Infrastructure Holdings Ltd.                                                       13,299
              3,000  Henderson Land Development Co. Ltd. (R)                                                        12,760
             10,000  Hong Kong and China Gas Co., Ltd.                                                              11,693
              4,154  Hong Kong Electric Holdings Ltd.                                                               12,677
              2,000  Hutchison Whampoa, Ltd.                                                                        31,353
              2,048  Sun Hung Kai Properties Ltd.                                                                   18,487
                                                                                                            --------------
                                                                                                                   130,298

Ireland (0.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,211  Allied Irish Banks PLC                                                                          9,890
                178  Bank of Ireland                                                                                 1,043
              1,028  CRH PLC                                                                                        17,884
                700  Elan Corp. PLC ADR (NON)                                                                       28,788
                                                                                                            --------------
                                                                                                                    57,605

Italy (4.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,400  Alleanza Assicurazioni SPA                                                                     13,409
              3,000  Banca Intesa SPA                                                                               11,047
              1,200  Banca Popolare di Milano                                                                        8,930
              8,000  Ente Nazionale Idrocarburi (ENI) SPA                                                           37,346
                200  La Rinascente SPA                                                                               1,021
              1,700  Mediaset SPA                                                                                   41,405
              8,000  Telecom Italia Mobile SPA                                                                     109,408
              2,000  Telecom Italia SPA                                                                             35,200
                                                                                                            --------------
                                                                                                                   257,766

Japan (27.6%)
--------------------------------------------------------------------------------------------------------------------------
                300  Advantest Corp.                                                                                54,312
              1,000  Canon, Inc.                                                                                    41,534
              1,000  Chubu Electric Power, Inc.                                                                     14,187
              2,000  Dai Nippon Printing Co., Ltd.                                                                  29,901
                  1  DDI Corp.                                                                                       9,270
              1,000  Eisai Co., Ltd.                                                                                23,584
              3,000  Fuji Bank Ltd. (The)                                                                           23,339
                  1  Fuji Television Network, Inc.                                                                  22,176
              2,000  Fujitsu Ltd.                                                                                   66,346
              2,000  Furukawa Electric Co., Ltd. (The)                                                              30,519
              3,000  Hitachi Ltd. ORD                                                                               40,871
              1,000  Honda Motor Co., Ltd.                                                                          32,718
              1,000  Ito-Yokado Co., Ltd.                                                                           58,166
              1,000  KAO Corp.                                                                                      26,493
                300  Kojima Co., Ltd.                                                                                8,752
              1,000  Kurita Water Industries Ltd.                                                                   19,858
                400  Kyocera Corp.                                                                                  67,691
              3,000  Matsushita Electric Industrial Co.                                                             87,249
              3,000  Mitsubishi Bank Ltd.                                                                           36,672
              2,000  Mitsubishi Trust and Banking Corp.                                                             13,633
              3,000  Mitsui Fudoscan Co., Ltd.                                                                      18,540
              2,000  NEC Corp.                                                                                      44,624
              4,000  Nikko Securities Co., Ltd.                                                                     51,513
                  9  Nippon Telegraph and Telephone Corp.                                                          124,330
                 30  Nippon Television Network Corp.                                                                41,443
              1,000  Nomura Securities Co. Ltd.                                                                     28,174
                200  Promise Co., Ltd.                                                                              14,741
                100  Rohm Co., Ltd.                                                                                 32,400
              2,000  Sharp Corp.                                                                                    41,807
              1,000  Shin-Etsu Chemical Co.                                                                         54,076
              3,000  Shiseido Co., Ltd.                                                                             36,045
                100  Softbank Corp.                                                                                145,415
                500  Sony Corp.                                                                                    147,687
              1,000  Sumitomo Trust & Banking                                                                       11,788
              1,000  Takeda Chemical Industries                                                                     56,348
              1,000  Teijin Ltd.                                                                                     3,917
              2,500  Tokyo Electric Power Co.                                                                       54,531
              5,000  Toshiba Corp.                                                                                  40,762
              1,000  Toyota Motor Corp.                                                                             39,898
              1,000  Yamanouchi Pharmaceutical Co., Ltd.                                                            47,714
                                                                                                            --------------
                                                                                                                 1,743,024

Netherlands (4.6%)
--------------------------------------------------------------------------------------------------------------------------
              1,716  ABN AMRO Holding N.V.                                                                          35,658
                900  Akzo-Nobel N.V.                                                                                34,803
                100  ASM Lithography Holding N.V. (NON)                                                             12,782
                200  Heineken N.V.                                                                                  10,139
              1,434  Internationale Nederlanden Groep (ING)                                                         72,791
                600  Koninklijke Ahold N.V.                                                                         13,987
                352  Philips Electronics N.V.                                                                       65,405
                500  Royal Dutch Petroleum Co.                                                                      26,236
                302  TNT Post Group N.V.                                                                             7,513
                394  Vedior N.V.                                                                                     3,732
                404  Vendex International N.V.                                                                       6,993
                                                                                                            --------------
                                                                                                                   290,039

New Zealand (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              3,800  Telecom Corp. of New Zealand Ltd.                                                              15,804

Norway (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                600  Norsk Hydro ASA (NON)                                                                          22,428
                 50  Norske Skogindustrier ASA                                                                       1,528
                100  Tomra Systems ASA                                                                               1,902
                                                                                                            --------------
                                                                                                                    25,858

Portugal (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                490  Banco Comercial Portugues, S.A.                                                                 2,572
                500  Electricidade de Portugal S.A.                                                                 10,018
              1,000  Portugal Telecom S.A.                                                                          14,275
                                                                                                            --------------
                                                                                                                    26,865

Singapore (1.0%)
--------------------------------------------------------------------------------------------------------------------------
              2,326  DBS Group Holdings Ltd.                                                                        28,741
              2,000  Keppel Land Ltd.                                                                                2,286
              2,100  Oversea-Chinese Banking Corp.                                                                  13,279
              3,168  United Overseas Bank Ltd.                                                                      20,032
                                                                                                            --------------
                                                                                                                    64,338

Spain (2.5%)
--------------------------------------------------------------------------------------------------------------------------
              1,008  Banco Santander Central Hispano S.A.                                                           10,624
              2,950  Iberdola S.A.                                                                                  37,151
                700  Repsol S.A.                                                                                    13,294
                200  Superdiplo S.A. (NON)                                                                           3,246
              3,206  Telfonica S.A. (NON)                                                                           92,493
                                                                                                            --------------
                                                                                                                   156,808

Sweden (4.0%)
--------------------------------------------------------------------------------------------------------------------------
                100  Arkivator AB                                                                                    4,764
                400  Electrolux AB                                                                                   7,558
                100  Hennes & Mauritz AB, Class B                                                                    3,315
              2,600  Investor AB                                                                                    38,111
                300  Pharmacia & Upjohn, Inc.                                                                       14,274
                200  Sandvik AB, Class A                                                                             5,440
                550  Skandia Forsakrings AB                                                                         22,611
                400  Svenska Cellulosa AB (SCA), Class B                                                             9,780
                500  Svenska Handelsbanken                                                                           5,869
              1,400  Telefonaktiebolaget LM Ericsson, Class B                                                      134,511
                200  Volvo AB, Class B                                                                               4,730
                                                                                                            --------------
                                                                                                                   250,963

Switzerland (5.5%)
--------------------------------------------------------------------------------------------------------------------------
                162  ABB AG (NON)                                                                                   17,321
                  4  Ares-Serono Group Class B                                                                      13,011
                 20  Cie Finance Richemont                                                                          46,383
                 30  Clariant AG                                                                                    11,313
                200  Credit Suisse Group                                                                            31,986
                  4  Julius Baer Holdings AG                                                                        12,337
                 30  Nestle S.A.                                                                                    50,834
                 43  Novartis AG ADR                                                                                55,016
                  2  Roche Holdings AG                                                                              21,661
                100  Swatch Group AG (The)                                                                          21,806
                 60  Swisscom AG ADR (NON)                                                                          19,661
                200  United Bank of Switzerland (UBS) AG                                                            48,852
                                                                                                            --------------
                                                                                                                   350,181

United Kingdom (19.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Aegis Group PLC                                                                                 3,376
              2,097  Allied Zurich PLC                                                                              17,594
              1,000  Anglian Water PLC                                                                               7,036
                456  AstraZeneca Group PLC                                                                          15,170
              1,000  Barclays PLC                                                                                   24,102
              2,000  Bass PLC                                                                                       21,211
              1,097  BAT Industries PLC                                                                              4,513
                444  BG PLC                                                                                          1,937
                500  British Airways PLC                                                                             2,361
             13,014  British Petroleum Co. PLC                                                                     100,200
              4,300  British Telecommunications PLC ADR                                                             75,113
                916  Burmah Castrol PLC                                                                             14,713
              3,000  Cable & Wireless Communications (NON)                                                          50,935
              1,500  Carlton Communications PLC                                                                     16,963
              3,010  Diageo PLC                                                                                     22,986
                800  Dixons Group PLC                                                                               17,184
              3,000  EMI Group PLC                                                                                  31,959
              2,000  Glaxo Wellcome PLC                                                                             47,950
              4,021  Granada Group PLC                                                                              40,518
              3,702  HSBC Holdings PLC                                                                              42,456
              2,329  HSBC Holdings PLC                                                                              27,128
                500  Kingfisher Leisure PLC                                                                          3,771
                800  Lloyds TSB Group PLC                                                                            7,366
              1,400  Marks & Spencer PLC                                                                             5,030
                500  Misys PLC                                                                                       7,502
                700  Molins PLC                                                                                        967
                500  Next PLC                                                                                        4,146
                500  Orange PLC ADR (NON)                                                                           21,002
              1,300  Peninsular and Oriental Steam Navigation Co.                                                   14,650
                909  Royal & Sun Alliance Insurance Group PLC                                                        4,967
                303  Royal PTT                                                                                      38,671
              6,012  Scottish Power PLC                                                                             45,673
              5,000  Securicor Group PLC                                                                            13,346
              5,700  Shell Transportation & Trading                                                                 39,206
              5,000  Siebe PLC                                                                                      22,941
              2,705  Smithkline Beecham PLC ADR                                                                     30,312
              4,000  Smiths Industries PLC                                                                          48,709
              8,000  Tesco PLC                                                                                      21,669
              5,000  Tomkins PLC                                                                                    13,839
             42,909  Vodafone Group PLC                                                                            240,755
              1,850  WPP Group PLC                                                                                  35,691
                200  Zeneca Group PLC                                                                                6,505
                                                                                                            --------------
                                                                                                                 1,212,123
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $4,620,547) (b)                                                $    6,332,587
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,315,218.

  (b) The aggregate identified cost on a tax basis is $4,690,894 resulting in gross unrealized appreciation and depreciation of $2,043,361 and $401,668, respectively, or net unrealized appreciation of $1,641,693.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at February 29, 2000 (as a percentage of net assets):

          Telecommunications                     19.4%
          Insurance and finance                  17.1
          Electronics and electrical equipment   13.6

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 29, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,620,547) (Note 1)                                                $6,332,587
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         9,791
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           75,915
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                          3,149
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                  602
-----------------------------------------------------------------------------------------------
Total assets                                                                          6,422,044

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                          6,745
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         63,841
-----------------------------------------------------------------------------------------------
Payable for compensation of manager (Note 2)                                             12,499
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                1,130
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             1,790
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  7
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   20,814
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       106,826
-----------------------------------------------------------------------------------------------
Net assets                                                                           $6,315,218

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $4,323,783
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (92,660)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                              372,454
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                 1,711,641
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $6,315,218

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($6,315,218 divided by 472,871 shares)                                                   $13.36
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $13.36)*                                          $14.18
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 29, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,866)                                             $   25,570
-----------------------------------------------------------------------------------------------
Interest                                                                                    697
-----------------------------------------------------------------------------------------------
Total investment income                                                                  26,267

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         23,472
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            4,372
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,165
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Amortization of organization expenses                                                       370
-----------------------------------------------------------------------------------------------
Registration fees                                                                           131
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,924
-----------------------------------------------------------------------------------------------
Auditing                                                                                 15,773
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,166
-----------------------------------------------------------------------------------------------
Postage                                                                                      16
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                          (7,496)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           42,913
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (769)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             42,144
-----------------------------------------------------------------------------------------------
Net investment loss                                                                     (15,877)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        509,442
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                (249)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                       (412)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            548,872
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               1,057,653
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $1,041,776
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 29       August 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         $  (15,877)      $  10,418
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                           509,193         424,534
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            548,460         791,087
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  1,041,776       1,226,039
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                           (112,228)        (21,375)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                                (532,441)       (150,404)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       528,154         477,478
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            925,261       1,531,738

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   5,389,957       3,858,219
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $92,660 and $35,445, respectively)                                         $6,315,218      $5,389,957
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

----------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                        For the period
Per-share                                        February 29                                                      Dec. 28, 1995+
operating performance                            (Unaudited)                Year ended August 31                   to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                     2000           1999             1998             1997             1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.45          $9.92            $9.58            $8.58            $8.50
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                     (.04)(a)        .03(a)           .04              .07              .08
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.45           2.95              .45             1.15               --
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.41           2.98              .49             1.22              .08
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.26)          (.06)            (.06)            (.09)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.24)          (.39)            (.09)            (.13)              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.50)          (.45)            (.15)            (.22)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.36         $12.45            $9.92            $9.58            $8.58
----------------------------------------------------------------------------------------------------------------------------------

Ratios and suplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                              19.78*         30.76             5.29            14.43              .94*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $6,315         $5,390           $3,858           $3,664           $3,144
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                          .72*          1.49             1.47             1.45              .98*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                         (.27)*          .23              .40              .74              .96*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              21.78*         55.80            38.61            76.09            48.18*
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund for the period ended February 29, 2000, August 31, 1999, August 31, 1998, August 31, 1997, and August 31, 1996, reflect a reduction of $0.02, $0.05, $0.04, $0.03, and $0.05 per  share, respectively.




Notes to financial statements
February 29, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam International Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing mostly in common stocks of companies outside the United States.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 29, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc., and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 29, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 29, 2000, fund expenses were reduced by $769 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is currently not making any payments pursuant to the Plan.

During the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter, received no monies from net commissions from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the six months ended February 29, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,272,900 and $1,371,039, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 29, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         12,347           $171,122
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       49,781            644,669
-----------------------------------------------------------------------------
                                                    62,128            815,791

Shares
repurchased                                        (22,186)          (287,637)
-----------------------------------------------------------------------------
Net increase                                        39,942           $528,154
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         30,481           $336,359
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       16,267            171,779
-----------------------------------------------------------------------------
                                                    46,748            508,138

Shares
repurchased                                         (2,688)           (30,660)
-----------------------------------------------------------------------------
Net increase                                        44,060           $477,478
-----------------------------------------------------------------------------

At February 29, 2000, Putnam Investments Inc., owned 444,573 shares of the fund (94.0% of shares outstanding), valued at $5,939,495.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin Scott
Vice President and Fund Manager

Geir Lode
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam International Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


2AX 59721 4/00